Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 253,161	$ 216,163	$ 97,849
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(72,559)	(17,210)	11,104
Unrealized (loss) gain on available-for-sale investments	73,696	(15,876)	0
Less: reclassification adjustment for gains recorded in net income	(60,069)	0	0
Other comprehensive income (loss)	(58,932)	(33,086)	11,104
Comprehensive income	194,229	183,077	108,953
Add: Comprehensive loss attributable to noncontrolling interest	67,584	7,539	1,965
Comprehensive income attributable to Qihoo 360 Technology Co. Ltd.	$ 261,813	$ 190,616	$ 110,918